Income Taxes (Schedule of tax effects of temporary differences and carryforwards) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets [Abstract]
Deferred revenue		$ 2,186	$ 1,598
Accrued expenses		647	638
Net operating loss and tax credit carryforwards		0	35
Operating lease obligations		442	344
Other temporary differences		762	589
Total deferred tax assets		4,037	3,204
Deferred tax liabilities:
Property, plant and equipment		(938)	(795)
Inventories	[1]	(1,430)	0
Intangible assets	[1]	(4,885)	0
Right of use assets		(442)	(344)
Undistributed earnings		(1,241)	(1,061)
Total deferred tax liabilities		(8,936)	(2,200)
Deferred Tax Assets, Net, Total		$ (4,899)	$ 1,004

[1]	Related to FRT acquisition